Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Cash flows from operating activities:
Net income	$ 5,399		$ 2,408
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1,778		1,993
Stock-based compensation expense	13		83
Provisions for losses on loans	4,747		4,143
Provisions for losses on loans	344		3,688
Amortization of core deposit intangibles	40		88
(Gain) on sale of loans, investments, property and equipment	(1,455)		(1,842)
Impact of hedge dedesignation and current fair value adjustment	(236)		296
OTTI credit loss on available-for-sale investments	63	[1]	357	[1]
OREO valuation adjustments	31		(19)
Accretion of deferred gain on sale of branch property	(11)		(11)
Net accretion of loan and deposit discounts and premiums	(5)		(10)
Increase in cash surrender value of bank-owned life insurance	(252)		(260)
Change in value of stock warrants	177		(108)
Change in:
Accrued interest receivable	10		(441)
Prepaid expenses and other assets	2,968		1,848
Accrued interest payable and other liabilities	222		940
Accrued expenses and other cashiers checks	1,150		(215)
Proceeds from sale of loans originated for sale	45,279		59,517
Loans originated for sale	(43,231)		(57,774)
Net cash provided by operating activities	17,031		14,681
Cash flows from investing activities:
Payments for (Proceeds from) Federal Home Loan Bank Stock	41		21
Purchases of available-for-sale securities	(103,297)		(125,156)
Proceeds from sales, calls or maturities of available-for-sale securities	52,127		2,967
Principal payments on mortgage-backed securities	47,325		48,595
Purchases of held-to-maturity securities	(3,782)		0
Proceeds from sales, calls or maturities of held-to-maturity securities	563		1,401
Origination of loans, net of principal payments	(223)		(5,873)
Purchase of office properties and equipment	(1,772)		(349)
Proceeds from sale of other real estate owned	1,097		2,628
Proceeds from sale of office properties and equipment	12		16
Net change in restricted cash	911		(10,043)
Net cash used in investing activities	(6,998)		(85,793)
Cash flows from financing activities:
Proceeds from issuance of series B preferred stock, gross	0		32,460
Proceeds from issuance of common stock, gross	0		22,532
Proceeds from issuance of warrant, gross	0		1,007
Capital issuance costs	0		(5,651)
Net change in demand, money market and savings deposits	(19,064)		23,267
Net change in certificates of deposit	(18,798)		(30,556)
Net change in repurchase agreements	(12,329)		(28,115)
Retirement of treasury stock	(1)		0
Payment of preferred stock dividend	(1,013)		0
Net cash provided by (used in) financing activities	(51,205)		14,944
Net change in cash and cash equivalents	(41,172)		(56,168)
Cash and cash equivalents, beginning of period	66,939		107,199
Cash and cash equivalents, end of period	25,767		51,031
Cash paid during the period for:
Interest	3,714		3,926
Noncash investing and financing activities:
Loans converted to other real estate owned	413		1,595
Accrual of preferred stock dividend	0		1,148
Transfer from securities available-for-sale to securities held-to-maturity	$ 8,234		$ 0

[1]	Consisting of $0, $0, $0, and $7 of total other-than-temporary impairment net losses, net of $0, $(34), $0 and $(81) recognized in other comprehensive income, for the three and nine months ended September 30, 2013 and September 30, 2012, respectively.